Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Note 18 - Commitments and Contingencies
We have commercial commitments which we are contractually obligated to settle with cash under certain circumstances. Bank and parent company guarantees entered into with certain customers and governmental bodies guarantee our performance under certain drilling contracts, compliance with customs import duties and resolution of other obligations in various jurisdictions.
The Company has the following guarantee commitments:

	As of December 31,
(In $ millions)	2025	2024
Bank guarantees, letters of credit and performance bonds (1)	38.0	42.9
(1) These amounts are guaranteed under our $45.0 million Guarantee Facility (see Note 17 - Debt). As a result, no restricted cash is supporting bank guarantees as of December 31, 2025 and December 31, 2024.
As of December 31, 2025, the expected expiration dates of our guarantees are as follows:

(In $ millions)	Less than 1 year	2-3 years	4-5 years	Thereafter	Total
Bank guarantees, letters of credit and performance bonds	31.8	5.6	—	0.6	38.0
The Company’s assets pledged as collateral for its debt facilities are as follows:

	As of December 31,
(In $ millions)	2025	2024
Book value of jack-up rigs pledged as collateral	2,742.7	2,671.7